Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 18, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 1,112,580	$ 862,580
Insured limits		5,092,120	6,979,011
Inventory		$ 436,859	350,353
Estimated useful lives		5 years
Common units issued (in Shares)		33,730,000
Percentage of business combination		24.167%
U.S. federal, state and local income and franchise tax		85.00%
Cash equivalents
Ordinary shares (in Shares)			27,840,000
Accumulated deficit			$ 3,066,977	3,986,568
Redemption value	$ 255,875,758
Deposited in the Trust Account			1,116,710
Unrecognized tax benefits
Payment of interest and penalties
Opco LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination		87.00%
Redeemable Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of business combination		13.00%
Class A Ordinary Shares Subject To Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption value			272,554,813
Income Taxes Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits